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                                                              OMB APPROVAL
                              UNITED STATES               ----------------------
                    SECURITIES AND EXCHANGE COMMISSION    OMB Number: 3235-0456
                          Washington, D.C. 20549          Expires:July 31, 2006
                                                          Estimated average
                                                          burden hours per
                                                          response.............2
                                                          ----------------------
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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    1.      Name and address of issuer:

            Morgan Keegan Select Fund, Inc.
            Morgan Keegan Tower
            Fifty North Front Street
            Memphis, Tennessee  38103

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    2.      The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[X]



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    3.      Investment Company Act File Number:

            811-09079

            Securities Act File Number:

            333-66181

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    4(a).   Last day of fiscal year for which this Form is filed:

            June 30, 2005

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    4(b).   [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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    4(c)    [ ] Check box if this is the last time the issuer will be filing this Form.


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

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      5.   Calculation of registration fee:

         (i)     Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to                         $842,463,650.00
                 section 24(f):                                  ---------------

         (ii)    Aggregate price of
                 securities redeemed or           $288,929,702.00
                 repurchased during the           ---------------
                 fiscal year:

         (iii)   Aggregate price of
                 securities redeemed or
                 repurchased during any
                 prior fiscal year ending no
                 earlier than October 1,
                 1995 that were not                  $131,743.00*
                 previously used to reduce           ------------
                 registration fees payable
                 to the Commission:


         (iv)    Total available redemption credits            - $289,061,445.00
                 credits [add Items                            -----------------
                 5(ii) and 5(iii)]:

         (v)     Net sales - if item 5(i) is
                 greater than Item 5(iv)
                 [subtract item 5(iv) from                       $553,402,205.00
                 Item 5(i)]:                                     ---------------



     ---------------------------------------------------------------
         (vi)    Redemption credits
                 available for use in future
                 years  -- if Item 5(i) is
                 less than Item 5(iv)                $(   0   )
                 [subtract Item 5(iv) from             -------
                 Item 5(i)]:
     ---------------------------------------------------------------

         (vii)   Multiplier for determining
                 registration fee (See                           X      .0001177
                 Instruction C.9):                               ---------------


         (viii)  Registration fee due
                 [multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no                        =$    65,135.00
                 fee is due):                                  =================


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      6.   Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

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     7.    Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):


                                                                +$             0
                                                                 ---------------

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      8.   Total of the amount of the registration fee due plus any interest due
           [line 5(viii) plus line 7]:
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


                                                                   =$  65,135.00
                                                                   =============

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      9.   Date the registration fee and any interest payment was sent to the
           Commission's lockbox depository:
                 September 23, 2005

                 Method of Delivery:

                               [X] Wire Transfer
                               [ ] Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)   /s/  Charles D. Maxwell
                           -----------------------
                           Charles D. Maxwell, Secretary and Assistant Treasurer

Date: September 23, 2005






* Redemption credits available from redemptions attributed to LEADER Short Term Bond Fund, formerly a series of LEADER Mutual Funds, pursuant to LEADER Mutual Funds' Form 24f-2 filed with the Securities and Exchange Commission on November 10, 2004. On February 18, 2005, LEADER Short Term Bond Fund became a series of Morgan Keegan Select Fund, Inc. and its name was changed to Regions Morgan Keegan Select LEADER Short-Term Bond Fund.